Share-based payment obligation - Valuation Assumption (Details)	9 Months Ended
Sep. 30, 2022 USD ($) $ / shares
Omnibus share-based payment plans
Share-based payment obligations
Value of options granted	$ 32,000,000.0
Assumed forfeiture Rate, Share Options Granted	7.00%
Expected charge over option term, options granted during period	$ 17,700,000
Expected dividend as percentage, share options granted	0.00%
Expected dividend, share options granted	$ 0
Omnibus share-based payment plans | Minimum
Share-based payment obligations
Share price assumption | $ / shares	$ 11.39
Omnibus share-based payment plans | Maximum
Share-based payment obligations
Share price assumption | $ / shares	$ 11.55
Restricted Stock Units (RSU), Omnibus employee share-based payment plans | Non-market conditions
Share-based payment obligations
Value of options granted	$ 17,000,000.0
Performance Stock Units (PSU) with non-market conditions, Omnibus share-based payment plans | Non-market conditions
Share-based payment obligations
Value of options granted	10,900,000
Performance Stock Units (PSU) with market conditions, Omnibus share-based payment plans | Market conditions
Share-based payment obligations
Value of options granted	$ 4,100,000